Capital structure and financial items - Financial income and expenses - Financial impact from forward contracts (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in value of forward elements of forward contracts [abstract]
Income/(loss) transferred from other comprehensive income	kr 1,802	kr (329)	kr (1,677)
Value adjustment of transferred contracts	(1,411)	79	(1,609)
Unrealised fair value adjustments of forward contracts	1,246	(835)	(217)
Realised foreign exchange gain/(loss) on forward contracts	679	(804)	830
Financial income/(expense) from forward contracts	kr 2,316	kr (1,889)	kr (2,673)